Earnings per share (Details 1) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Basic earnings per share
Net earnings attributable to the Organization's common shareholders (R$ thousand)	R$ 8,157,920	R$ 8,542,147	R$ 8,652,905
Net earnings attributable to the Organization's preferred shareholders (R$ thousand)	R$ 8,931,444	R$ 9,352,102	R$ 9,480,001
Weighted average number of common shares outstanding (thousands)	3,049,991	3,049,991	3,050,156
Weighted average number of preferred shares outstanding (thousands)	3,035,625	3,035,625	3,037,917
Common shares
Basic earnings per share
Basic earnings per share attributable to shareholders of the Organization (in Reais)	R$ 2.67	R$ 2.80	R$ 2.84
Preferred shares
Basic earnings per share
Basic earnings per share attributable to shareholders of the Organization (in Reais)	R$ 2.94	R$ 3.08	R$ 3.12

[1]	All share amounts presented for prior periods have been adjusted to reflect the stock split approved at the Board of Directors' Meeting of March 10, 2017, in the proportion of one new share for every 10 shares held.